Income Taxes - Schedule of Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance	$ 550	$ 383	$ 218
Current year tax position increases	24	167	165
Balance	$ 574	$ 550	$ 383